Summary of Macroeconomic Variables impacted in Determining ECLs (Details)	9 Months Ended
Jul. 31, 2021
Base Forecast [Member] | Q3 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.83
Base Forecast [Member] | Q3 2021 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.60%
Real GDP	8.00%
Home prices	1.20%
Central bank policy interest rate	0.25%
Base Forecast [Member] | Q3 2021 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.50%
Real GDP	7.30%
Home prices	6.00%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.73%
U.S. 10-year BBB spread	1.30%
Base Forecast [Member] | Q4 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.83
Base Forecast [Member] | Q4 2021 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.30%
Real GDP	6.10%
Home prices	(3.40%)
Central bank policy interest rate	0.25%
Base Forecast [Member] | Q4 2021 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.80%
Real GDP	5.60%
Home prices	5.00%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.95%
U.S. 10-year BBB spread	1.45%
Base Forecast [Member] | Q1 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.82
Base Forecast [Member] | Q1 2022 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.10%
Real GDP	4.00%
Home prices	0.70%
Central bank policy interest rate	0.25%
Base Forecast [Member] | Q1 2022 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.30%
Real GDP	3.00%
Home prices	4.30%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	2.05%
U.S. 10-year BBB spread	1.60%
Base Forecast [Member] | Q2 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.81
Base Forecast [Member] | Q2 2022 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.00%
Real GDP	3.80%
Home prices	1.00%
Central bank policy interest rate	0.25%
Base Forecast [Member] | Q2 2022 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.90%
Real GDP	2.80%
Home prices	4.10%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	2.15%
U.S. 10-year BBB spread	1.75%
Base Forecast [Member] | Average Q3 2021 - Q2 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.82
Base Forecast [Member] | Average Q3 2021 - Q2 2022 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.30%
Real GDP	5.50%
Home prices	5.20%
Central bank policy interest rate	0.25%
Base Forecast [Member] | Average Q3 2021 - Q2 2022 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.60%
Real GDP	6.50%
Home prices	7.90%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.97%
U.S. 10-year BBB spread	1.53%
Base Forecast [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.79
Base Forecast [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.70%
Real GDP	1.90%
Home prices	1.20%
Central bank policy interest rate	1.42%
Base Forecast [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.60%
Real GDP	2.10%
Home prices	3.30%
Central bank policy interest rate	1.56%
U.S. 10-year treasury yield	2.38%
U.S. 10-year BBB spread	1.80%
Upside Scenario [Member] | Average Q3 2021 - Q2 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.83
Upside Scenario [Member] | Average Q3 2021 - Q2 2022 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.10%
Real GDP	6.50%
Home prices	5.70%
Central bank policy interest rate	0.31%
Upside Scenario [Member] | Average Q3 2021 - Q2 2022 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.50%
Real GDP	7.60%
Home prices	8.70%
Central bank policy interest rate	0.31%
U.S. 10-year treasury yield	2.24%
U.S. 10-year BBB spread	1.47%
Upside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.79
Upside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.30%
Real GDP	1.80%
Home prices	1.70%
Central bank policy interest rate	1.77%
Upside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.20%
Real GDP	2.00%
Home prices	4.20%
Central bank policy interest rate	1.92%
U.S. 10-year treasury yield	2.53%
U.S. 10-year BBB spread	1.72%
Downside Scenario [Member] | Average Q3 2021 - Q2 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.80
Downside Scenario [Member] | Average Q3 2021 - Q2 2022 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	8.10%
Real GDP	1.20%
Home prices	0.80%
Central bank policy interest rate	0.25%
Downside Scenario [Member] | Average Q3 2021 - Q2 2022 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.20%
Real GDP	3.10%
Home prices	4.30%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.62%
U.S. 10-year BBB spread	1.66%
Downside Scenario [Member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/Canadian dollar)	0.78
Downside Scenario [Member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.50%
Real GDP	2.60%
Home prices	0.60%
Central bank policy interest rate	0.77%
Downside Scenario [Member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.00%
Real GDP	2.60%
Home prices	2.80%
Central bank policy interest rate	0.91%
U.S. 10-year treasury yield	2.04%
U.S. 10-year BBB spread	1.82%